RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Cost of Sales

Amounts in R million	Note	2023	2022	2021

Cost of sales		(3,911.0)	(3,741.5)	(3,388.2)
Operation costs (a)		(3,711.4)	(3,506.5)	(3,122.5)
Movement in gold in process and finished inventories - Gold Bullion		10.8	30.4	(25.6)
Depreciation	9	(217.5)	(267.6)	(252.5)
Change in estimate of environmental rehabilitation	11	7.1	2.2	12.4

(a) The most significant components of operating costs include:
Consumable stores		(1,199.9)	(1,014.9)	(880.2)
Labour including short term incentives		(663.4)	(649.6)	(598.4)
Electricity		(544.4)	(547.3)	(488.2)
Specialist service providers		(633.9)	(610.2)	(510.7)
Machine hire		(152.3)	(139.0)	(127.4)
Security expenses		(153.6)	(133.0)	(122.8)
Water		(61.8)	(54.2)	(57.1)

Related Party Transactions

Amounts in R million	2023	2022	2021

Services rendered by related parties and included in operating costs:
Supply of water and electricity [1]	79.2	79.2	68.1
Gold smelting and related charges [1]	21.1	19.1	21.1
Other charges [1]	0.3	0.3	0.7
Gold refining and related charges [2]	7.2	6.9	6.8
	107.8	105.5	96.7
[1] Paid to Sibanye-Stillwater by FWGR
[2] Paid to Rand Refinery by Ergo

Other Income

Amounts in R million	2023	2022	2021

Gain on disposal of property, plant and equipment	10.3	6.6	0.1
Insurance claim refund	—	84.7	—
Sundry income	0.1	—	—
	10.4	91.3	0.1

(a) Insurance claim
During the FY2020, a complex insurance claim process was initiated for business interruption caused by the regulatory lockdowns pursuant to the COVID-19 pandemic. R84.7 million was included in other income in profit or loss in FY2022. R53.0 million was received before 30 June 2022 and the balance of R31.7 million was received in FY2023.	—	84.7	—

Administration Expenses and Other Costs

Amounts in R million	Note	2023	2022	2021

Included in administration expenses and other costs are the following:
Share based payment (expenses)/benefit		(22.0)	(18.4)	28.3
Cash settled Long-Term Incentive ("CLTI") scheme		—	—	44.3
Equity settled Long-Term Incentive ("ELTI") scheme	19.1	(22.0)	(18.4)	(16.0)
Exploration expenses and transaction costs[1]		(4.6)	(15.2)	(3.1)
Other costs and administration expenses[2]		(55.8)	(52.8)	(39.7)
1 FY2022 includes exploration expenses of R8.2 million paid to Sibanye-Stillwater.
[2] Other costs and administration expenses are made up of short-term incentives and information technology costs.